Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held
Net finance income (expense) from insurance contracts	$ (1,754.9)	$ (2,152.7)
Net finance income (expense) from reinsurance contract assets held	475.0	547.1
Net finance expense from insurance contracts and reinsurance contract assets held	(1,279.9)	(1,605.6)
Interest accreted to insurance contracts
Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held
Net finance income (expense) from insurance contracts	(2,027.7)	(1,889.5)
Net finance income (expense) from reinsurance contract assets held	546.4	502.0
Effect of changes in interest rates and other financial assumptions
Net Finance Income or Expense from Insurance Contracts and Reinsurance Contract Assets Held
Net finance income (expense) from insurance contracts	272.8	(263.2)
Net finance income (expense) from reinsurance contract assets held	$ (71.4)	$ 45.1